DISTRIBUTIONS DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 420	[1]	$ 394	[2]	$ 841	[3]	$ 788	[4]
Total Distributions	436		411		873		822
General partner
Disclosure of classes of share capital [line items]
Dividends recognised as incentive distributions to owners	80		74		160		148
Preferred unitholders capital
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 12		$ 13		$ 24		$ 26
Dividends recognised as distributions to owners per share (in dollars per share)	$ 290,000		$ 0.29		$ 570,000		$ 0.57
Perpetual subordinated notes
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 4		$ 4		$ 8		$ 8
Dividends recognised as distributions to owners per share (in dollars per share)	$ 320,000		$ 0.32		$ 640,000		$ 0.64
Limited Partners
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 198		$ 187		$ 397		$ 374
Dividends recognised as distributions to owners per share (in dollars per share)	$ 430,000		$ 0.41		$ 860,000		$ 0.81
General partner
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 81		$ 74		$ 162		$ 148
Redeemable Partnership Units held by Brookfield
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 82	[1]	$ 78	[2]	$ 164	[3]	$ 156	[4]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 430,000		$ 0.41		$ 860,000		$ 0.81
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 57		$ 53		$ 114		$ 106
Dividends recognised as distributions to owners per share (in dollars per share)	$ 430,000		$ 0.41		$ 860,000		$ 0.81
Non-controlling interest - exchange LP units, equity
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 2		$ 2		$ 4		$ 4
Dividends recognised as distributions to owners per share (in dollars per share)	$ 430,000		$ 0.41		$ 860,000		$ 0.81

[1]	Refer to Note 17, Distributions.
[2]	Refer to Note 17, Distributions.
[3]	Refer to Note 17, Distributions.
[4]	Refer to Note 17, Distributions.